Condensed consolidated statement of cash flows R in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Jul. 31, 2018 USD ($)	Jun. 30, 2019 R / $	Jun. 30, 2019 $ / shares	Jun. 30, 2019	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 R / $	Dec. 31, 2018 $ / shares	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 R / $	Jun. 30, 2018 $ / shares	Jun. 30, 2018	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)
Cash flows from operating activities
Cash generated by operations					$ 68.2	R 968.0				$ 362.9	R 5,078.5				$ 294.4	R 3,623.9
Deferred revenue advance received	$ 500.0				123.3	1,751.3				495.1	6,555.4
Cash-settled share-based payments paid					(1.3)	(18.8)				(1.0)	(14.2)				(0.6)	(7.5)
Change in working capital					(31.6)	(449.0)				(41.1)	(581.6)				(39.7)	(488.4)
Total cash generated by operations					158.6	2,251.5				815.9	11,038.1				254.1	3,128.0
Interest received					4.3	60.6				7.6	107.1				7.1	87.6
Interest paid					(55.4)	(787.1)				(54.4)	(783.3)				(68.0)	(837.5)
Royalties paid					(4.3)	(61.6)				(11.8)	(161.3)				(5.9)	(73.1)
Tax (paid)/refund received					(9.6)	(135.9)				(25.6)	(337.2)				2.4	29.4
Dividends paid						(0.3)										(0.6)
Net cash from operating activities					93.6	1,327.2				731.7	9,863.4				189.7	2,333.8
Cash flows from investing activities
Additions to property, plant and equipment					(181.9)	(2,583.2)				(285.7)	(4,014.8)				(249.1)	(3,065.9)
Proceeds on disposal of property, plant and equipment					1.1	15.0				2.9	41.5				3.3	40.4
Acquisition of subsidiaries					(5.3)	(74.7)
Cash acquired on acquisition of subsidiaries					214.0	3,038.2				21.7	282.8
Dividends received					4.7	66.5				9.5	125.2
Contributions to funds and payment of environmental rehabilitation obligation					3.3	47.5				(7.1)	(93.6)				(0.1)	(1.7)
Payment of Deferred Payment (related to the Rustenburg operations acquisition)					(20.0)	(283.4)				(2.9)	(38.6)
Proceeds on loss of control of subsidiaries										19.3	256.1
Preference shares redeemed										7.8	102.8
Loan advanced to equity-accounted investee											(0.8)				(0.2)	(2.3)
Proceeds on disposal of marketable securities investments										0.1	1.2
Payments to dissenting shareholders										(103.9)	(1,375.8)
Net cash from/(used in) investing activities					15.9	225.9				(338.3)	(4,714.0)				(246.1)	(3,029.5)
Cash flows from financing activities
Loans raised					1,117.0	15,861.8				643.7	9,127.4				650.1	8,002.8
Loans repaid					(1,086.0)	(15,421.9)				(1,002.3)	(13,829.6)				(601.3)	(7,401.9)
Lease payments					(3.6)	(50.9)
Proceeds from share issue					118.9	1,688.4
Net cash from/(used in) financing activities					146.3	2,077.4				(358.6)	(4,702.2)				48.8	600.9
Net increase/(decrease) in cash and cash equivalents					255.8	3,630.5				34.8	447.2				(7.7)	(94.8)
Effect of exchange rate fluctuations on cash held					(7.8)	(179.2)				(10.1)	2.3				(6.3)	132.0
Cash and cash equivalents at beginning of the period	$ 152.9				177.6	2,549.1				152.9	2,099.6				166.9	2,062.4
Cash and cash equivalents at end of the period					$ 425.6	R 6,000.4				$ 177.6	R 2,549.1				$ 152.9	R 2,099.6
Average R/US$ rate		14.20	14.20	14.20			14.18	14.18	14.18			12.31	12.31	12.31
Closing R/US$ rate		14.10	14.10	14.10	14.10	14.10	14.35	14.35	14.35	14.35	14.35	13.73	13.73	13.73	13.73	13.73